Consolidated Statement of Changes in Equity - EUR (€) € in Millions	Total	Share capital [member]	Share premium [member]	Remeasurement [member]	Cash flow hedges [member]	Foreign currency translation reserve [member]	Other reserves [member]	Retained losses [member]	Total Equity holders of Constellium [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2014	€ (37)	€ 2	€ 162	€ (146)	€ 6	€ (28)	€ 6	€ (45)	€ (43)	€ 6
Net (loss) / Income	(552)							(554)	(554)	2
Other comprehensive income / (loss)	41			13	(6)	34			41
Total comprehensive income / (loss)	(511)			13	(6)	34		(554)	(513)	2
Share-based compensation	5						5		5
Transactions with non-controlling interests	3									3
Ending balance at Dec. 31, 2015	(540)	2	162	(133)		6	11	(599)	(551)	11
Net (loss) / Income	(4)							(4)	(4)
Other comprehensive income / (loss)	(30)			(18)	(18)	6			(30)
Total comprehensive income / (loss)	(34)			(18)	(18)	6		(4)	(34)
Share-based compensation	6						6		6
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2016	(570)	2	162	(151)	(18)	12	17	(603)	(579)	9
Net (loss) / Income	(31)							(31)	(31)
Other comprehensive income / (loss)	15			4	31	(19)			16	(1)
Total comprehensive income / (loss)	(16)			4	31	(19)		(31)	(15)	(1)
Share issuance	259	1	258						259
Share-based compensation	8						8		8
Ending balance at Dec. 31, 2017	€ (319)	€ 3	€ 420	€ (147)	€ 13	€ (7)	€ 25	€ (634)	€ (327)	€ 8